Other Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Schedule of Other Receivables
Other receivables consisted of the following at December 31, 2023 and 2022:

	As of December 31, 2023	As of December 31, 2022
Rebates receivable	$33,708	$27,955
Other	566	246
Total other receivables	$34,274	$28,201